Committments, Contingencies and Other Matters	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

Note 8: Commitments, Contingencies and Other Matters

(A) Operating Lease

The Company has various non-cancelable leases with terms expiring through 2017.

Future minimum annual lease payments for the above leases are approximately as follows:

Years Ending December 31,
2013 (6 months)	$246,608
2014	556,868
2015	391,069
2016	79,860
2017	19,965
Total minimum lease payments	$1,294,370

Rent expense for the six months ended June 30, 2013 and 2012, was $298,887 and $117,247, respectively.

(B) Legal Matters

From time to time, the Company is or may become involved in various legal proceedings that arise in the ordinary course of business or otherwise. Legal proceedings are subject to inherent uncertainties as to timing, outcomes, costs, expenses and time expenditures by the Company’s management and others on behalf of the Company. Although there can be no assurance, based on information currently available the Company’s management believes that the outcome of legal proceedings that are pending or threatened against the Company will not have a material effect on the Company’s financial condition. However, the outcome of any of these matters is neither probable nor reasonably estimable.

As of June 30, 2013, the Company was a party defendant in the following legal proceedings, each of which the Company: (a) believes is without merit; and (b) intends to defend vigorously:

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The Tawnsaura Group, LLC v MusclePharm Corporation, Case No: 8:12-cv-01476-JVS-RNB in the United States District Court for the Central District of California.   Date instituted: September 12, 2012. Plaintiff alleges patent infringement for MusclePharm's use of Citrulline Malate in its products.  To date, Plaintiff has filed against over 70 different manufacturers of dietary supplements and sports nutrition products. MusclePharm is part of a joint defense group and believes this case is without merit due to the existence of prior art.

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William Bossung and Bishop Equity Partners LLC v. MusclePharm Corporation, Clark County, Nevada District Court. Date instituted: January 17, 2012. Plaintiff alleges that additional monetary payments are due in respect of a settlement for outstanding warrants.

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Nageen Dehesh v MusclePharm Corporation, Case No: SC120793 in the Superior Court of the State of California, County of Los Angeles West District.   Date instituted:  May 30, 2012.  Plaintiff alleges she is owed payment for introducing MusclePharm to investors and/or raising capital. Plaintiff is not a licensed broker dealer and there was no agreement between the parties.

As of June 30, 2013, the Company was a party plaintiff in the following legal matters:

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MusclePharm Corporation v. Swole Sports Nutrition, LLC, United States District Court for the Southern District of Florida. Date instituted: March 15, 2012. The Company filed this action for trademark infringement against after the Defendant started marketing and selling a dietary supplement named “Turbo Shred”. The Company has sold “Shred Matrix” since April 2, 2008, and the mark “MusclePharm Shred Matrix” was granted registration by the USPTO on September 21, 2010. The parties have reached a coexistence and settlement agreement whereby the case would be dismissed.  The court dismissed the case on July 15, 2013.

(C) Payroll Taxes

As of June, 2013, accounts payable and accrued expenses included $87,339 pertaining to accrued payroll taxes. The taxes represent employee withholdings that have yet to be remitted to the taxing agencies.

(D) Product Liability

As a manufacturer of nutritional supplements and other consumer products that are ingested by consumers, the Company may be subject to various product liability claims. Although we have not had any material claims to date, it is possible that current and future product liability claims could have a material adverse effect on our business or financial condition, results of operations or cash flows. The Company currently maintains product liability insurance with a deductible/retention of $10,000 per claim with an aggregate cap on retained loss of $5,000,000. At June 30, 2013 the Company had not recorded any accruals for product liability claims.

(E) Other Liabilities and Regulatory Matters

Subsequent to December 31, 2012, the Company determined that it may have potential liabilities related to the filing of certain informational returns required by governmental authorities.  Management has developed a plan to address these matters and does not currently expect a significant adverse impact on its financial position or results of operations.

Note 9: Commitments, Contingencies and Other Matters

(A) Operating Lease

The Company has various non-cancelable leases with terms expiring through 2015.

Future minimum annual lease payments for the above leases are approximately as follows:

Years Ended December 31,
2013	$333,902
2014	436,688
2015	311,209
Total minimum lease payments	$1,081,799

Rent expense for the years ended December 31, 2012 and 2011, was $337,584 and $154,155, respectively.

(B) Factoring Agreement

In April 2010, the Company entered into a factoring agreement and sold its accounts receivable. During 2010, the Company was subject legal proceedings with the factor, as a result of the Company’s customers not remitting funds directly to the factor. At December 31, 2010, the Company no longer factored its accounts receivable.

A settlement, of $96,783, was reached. During 2010, the Company repaid $25,000, leaving a balance of $71,783 due to factor. In 2011, the Company paid $10,000.

On February 28, 2011, the remaining $65,930, inclusive of fees and interest, was settled with the issuance of 2,574 shares of common stock, having a fair value of $131,206 ($51.00/share), based upon the quoted closing trading price. The Company recorded a loss on settlement of accounts payable $65,330.

(C) Legal Matters

From time to time, the Company is or may become involved in various legal proceedings that arise in the ordinary course of business or otherwise. Legal proceedings are subject to inherent uncertainties as to timing, outcomes, costs, expenses and time expenditures by the Company’s management and others on behalf of the Company. Although there can be no assurance, based on information currently available the Company’s management believes that the outcome of legal proceedings that are pending or threatened against the Company will not have a material effect on the Company’s financial condition. However, the outcome of any of these matters is neither probable nor reasonably estimable.

The Company was party to the following legal matters as of December 31, 2011:

•	Plaintiff alleged the Company use of Creatine Nitrate in product infringed on a patent held by the Plaintiff. The Company settled this claim in 2012 for a nominal amount.
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Plaintiff alleges the Company’s use of the tagline "Train like an unchained beast" infringes on their mark "Beast" for dietary supplements. The Company settled this claim in 2012 for no consideration and agreed to modify its tagline.

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Plaintiff had filed notices of intent to commence litigation on over 200 sports nutrition and dietary supplement companies in the US and Canada, including the Company. Plaintiff alleged violations of California's Proposition 65. The Company considers this case without merit and merely an attempt by a commercial plaintiff to pressure settlements. The Company had recorded an accrual in the amount of $121,500 as of December 31, 2011 and subsequently settled this claim for $52,000 in 2012.

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Beginning in October 2009, the Company engaged in various business dealings regarding the manufacturing, sale and distribution of products with Fit Foods Manufacturing, Ltd. and Fit Foods Distribution, Inc. Jointly, "Fit Foods"). MusclePharm and Fit Foods subsequently became involved in a business dispute regarding their respective obligations and filed claims against each other in District Court. The Parties settled their dispute on December 22, 2010. The Company issued 16,456 shares of common stock having a fair value of $676,980 ($41.14/share), based upon the quoted closing trading price which settled outstanding accounts payable of $333,666, resulting in a loss on settlement of $343,314 All settlement payments have been made and the case was dismissed on July 1, 2011.

As of December 31, 2012, the Company is a party defendant in the following legal proceeding, which the Company: (a) believes is without merit; and (b) intends to defend vigorously:

•
William Bossung and Bishop Equity Partners LLC v. MusclePharm Corporation, Clark County, Nevada District Court. Date instituted: January 17, 2012. Plaintiff alleges that additional monetary payments are due in respect of a settlement for outstanding warrants.

•
The Tawnsaura Group, LLC v MusclePharm Corporation, Case No: 8:12-cv-01476-JVS-RNB in the United States District Court for the Central District of California. Date instituted: September 12, 2012. Plaintiff alleges patent infringement for MusclePharm's use of Citrulline Malate in its products. To date, Plainitiff has filed against over 70 different manufacturers of dietary supplements and sports nutrition products. MusclePharm is part of a joint defense group and believes this case is without merit due to the existence of prior art.

As of December 31, 2012, the Company is a party plaintiff in the following legal matter:

•
MusclePharm Corporation v. Swole Sports Nutrition, LLC, United States District Court for the Southern District of Florida. Date instituted: March 15, 2012. The Company filed this action for trademark infringement after the Defendant started marketing and selling a dietary supplement named “Turbo Shred”. The Company has sold “Shred Matrix” since April 2, 2008, and the mark “MusclePharm Shred Matrix” was granted registration by the USPTO on September 21, 2010.

(D) Payroll Taxes

As of December 31, 2012 and 2011, accounts payable and accrued expenses included approximately $143,000 and $168,000, respectively, pertaining to accrued payroll taxes. The taxes represent employee withholdings that have yet to be remitted to the taxing agencies.

(E) Product Liability

As a manufacturer of nutritional supplements and other consumer products that are ingested by consumers, the Company has been and is currently subject to various product liability claims. Although the effects of these claims to date have not been material, it is possible that current and future product liability claims could have a material adverse effect on our business or financial condition, results of operations or cash flows. The Company currently maintains product liability insurance with a deductible/retention of $10,000 per claim with an aggregate cap on retained loss of $5,000,000. At December 31, 2012, the Company had not recorded any accruals for product liabilities.

(F) Sponsorship and Endorsement Contract Liabilities

The Company has various non-cancelable endorsement and sponsorship agreements with terms expiring through 2013. The total value of outstanding payments as of December 31, 2012 was $2,761,950.

(G) Other Liabilities

Subsequent to December 31, 2012, the Company determined that it may have potential liabilities related to the filing of certain informational returns required by governmental authorities. Management has developed a plan to address these matters and does not currently expect a significant adverse impact on its financial position or results of operations.